Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands		Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		€ 0	€ 0
At cost or in accordance with IFRS 16 within fair value model [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		17,413	15,402
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		158,143	218,472
Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	[1]	372,964	207,423
Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		2,811	4,093
Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	[1]	8,187	4,552
Accounts payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		18,791	24,280
Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		50	50
Liabilities for warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		18,598	18,993
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		17,413	15,402
Lease liabilities [Member] | At cost or in accordance with IFRS 16 within fair value model [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		17,413	15,402
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		18,598	18,993
Financial liabilities at fair value through profit or loss, category [Member] | Liabilities for warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		18,598	18,993
Financial liabilities at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		18,841	24,330
Financial liabilities at amortised cost, category [Member] | Accounts payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		18,791	24,280
Financial liabilities at amortised cost, category [Member] | Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		50	50
Financial liabilities at amortised cost, category [Member] | Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		0	0
Financial assets at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		542,105	434,540
Financial assets at amortised cost, category [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		158,143	218,472
Financial assets at amortised cost, category [Member] | Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	[1]	372,964	207,423
Financial assets at amortised cost, category [Member] | Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		2,811	4,093
Financial assets at amortised cost, category [Member] | Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	[1]	€ 8,187	€ 4,552

[1]	“Short-term deposits” are classified within the balance sheet item “Other financial assets”. Other current/non-current assets comprise mainly of accrued interest and deposits.